RISK MANAGEMENT - Loans individually evaluated for impairment (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	302,439	1,616,823
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees		262,373
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	302,439	1,354,450
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	300,598	1,610,521
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees		262,373
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	300,598	1,348,148
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,841	4,332
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,841	4,332
Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees		1,970
Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees		1,970
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,115,135	8,064,989
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	68	262,667
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,115,067	7,802,322
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,090,583	8,038,649
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	68	262,667
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,090,515	7,775,982
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,117	6,512
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13,117	6,512
Gross carrying amount [member] | Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,435	19,828
Gross carrying amount [member] | Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	11,435	19,828
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(8,935,367)	(10,478,009)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(5,677,451)	(7,018,695)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,108,362)	(2,965,432)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,108,362)	(2,965,432)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,100,718)	(2,950,023)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,100,718)	(2,950,023)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,755)	(3,868)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(4,755)	(3,868)
Accumulated impairment [member] | Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,889)	(11,541)
Accumulated impairment [member] | Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (2,889)	$ (11,541)